Emerging Markets Core Fund
Portfolio of Investments
January 31, 2020 (unaudited)
Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—62.0%
		Air Transportation—0.1%
$750,000		Aerovias De Mexico SA, Sr. Unsecd. Note, 144A, 7.000%, 2/5/2025	$750,000
500,000		Gol Finance, Sr. Unsecd. Note, 144A, 7.000%, 1/31/2025	508,793
		TOTAL	1,258,793
		Airport—0.5%
1,000,000		Aeropuerto Internacional de Tocumen SA, 144A, 6.000%, 11/18/2048	1,266,565
181,250		Aeropuertos Argentina 2000 S.A., Sec. Fac. Bond, 144A, 6.875%, 2/1/2027	176,398
766,000		Mexico City Airport Trust, 144A, 3.875%, 4/30/2028	798,829
1,003,000		Mexico City Airport Trust, Sec. Fac. Bond, 144A, 5.500%, 10/31/2046	1,097,347
500,000		Mexico City Airport Trust, Sec. Fac. Bond, REGS, 4.250%, 10/31/2026	538,827
		TOTAL	3,877,966
		Automotive—1.0%
1,000,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 3.400%, 6/20/2024	1,040,070
3,000,000		Hyundai Capital America, Sr. Unsecd. Note, REGS, 2.750%, 9/27/2026	3,009,689
2,950,000		Hyundai Capital Services, Inc., Sr. Unsecd. Note, 144A, 3.625%, 8/29/2027	3,115,484
1,000,000		Nemak SAB de CV, Sr. Unsecd. Note, 144A, 4.750%, 1/23/2025	1,037,490
		TOTAL	8,202,733
		Banking—11.9%
2,800,000		Akbank TAS, 144A, 7.200%, 3/16/2027	2,864,400
2,500,000		Akbank TAS, Sub. Note, REGS, 6.797%, 4/27/2028	2,511,875
2,000,000	[1]	Al Ahli Bank of Kuwait, Jr. Sub. Note, 7.250%, 9/26/2023	2,156,960
1,500,000	[1]	Alfa Bank (Alfa Bond), Jr. Sub. Note, 8.000%, 2/3/2022	1,567,995
2,300,000		Alfa Bank (Alfa Bond), Sub. Deb., 144A, 5.950%, 4/15/2030	2,380,500
2,000,000		Axiata SPV2 Bhd, Sr. Unsecd. Note, Series EMTN, 4.357%, 3/24/2026	2,181,318
1,160,000		BBVA Bancomer SA Mexico, Jr. Sub. Note, 144A, 5.350%, 11/12/2029	1,209,715
1,000,000		BBVA Bancomer SA Mexico, Sub. Deb., 144A, 5.875%, 9/13/2034	1,105,350
500,000		BBVA Bancomer SA Texas, Sub. Note, REGS, 6.750%, 9/30/2022	549,640
1,000,000		BDO Unibank, Inc., Sr. Unsecd. Note, Series EMTN, 2.625%, 10/24/2021	1,003,846
900,000		Banco Bradesco SA, Sub., REGS, 5.750%, 3/1/2022	944,831
750,000		Banco Btg Pactual/Cayman, Sr. Unsecd. Note, 144A, 4.500%, 1/10/2025	771,562
700,000		Banco Davivienda S A, REGS, 5.875%, 7/9/2022	748,503
2,000,000		Banco De Bogota S.A., Sub., REGS, 6.250%, 5/12/2026	2,277,595
1,130,000		Banco de Credito del Peru, REGS, 6.125%, 4/24/2027	1,217,979
400,000		Banco de Credito del Peru, Sr. Unsecd. Note, 144A, 2.700%, 1/11/2025	401,104
700,000		Banco de Credito E Inversiones, Sr. Unsecd. Note, REGS, 3.500%, 10/12/2027	722,158
700,000		Banco Do Brasil S.A., 3.875%, 10/10/2022	718,753
1,000,000		Banco Do Brasil S.A., Sr. Unsecd. Note, 144A, 4.750%, 3/20/2024	1,063,010
1,270,000		Banco Do Brasil S.A., Sr. Unsecd. Note, REGS, 5.375%, 1/15/2021	1,305,979
300,000		Banco do Estado do Rio Grande do Sul SA, Sub., 144A, 7.375%, 2/2/2022	322,266
700,000		Banco General SA, Sr. Unsecd. Note, 144A, 4.125%, 8/7/2027	743,125
1,000,000		Banco Internacional del Peru SAA Interbank, Jr. Sub. Note, 144A, 8.500%, 4/23/2070	1,012,510
500,000		Banco Internacional del Peru SAA Interbank, Sr. Unsecd. Note, 144A, 3.250%, 10/4/2026	506,191
500,000		Banco Internacional del Peru SAA Interbank, Unsecd. Note, 144A, 3.375%, 1/18/2023	512,208
1,000,000		Banco Mercantil Del Nort, Jr. Sub. Note, 144A, 5.750%, 10/4/2031	1,075,547

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Banking—continued
$500,000		Banco Reservas Rep Domin, 144A, 7.000%, 2/1/2023	$528,755
250,000		Banco Reservas Rep Domin, REGS, 7.000%, 2/1/2023	264,378
700,000		Banco Santander Chile SA, Sr. Unsecd. Note, 144A, 2.700%, 1/10/2025	704,907
1,900,000		Bancolombia S.A., Sub., 4.875%, 10/18/2027	1,962,909
1,000,000		Bangkok Bank Public Co. Ltd. (HK), Sub. Deb., 144A, 3.733%, 9/25/2034	1,043,480
2,630,000		Bank of China Ltd., 144A, 5.000%, 11/13/2024	2,903,669
5,600,000		Bank of China Ltd., Sub. Note, REGS, 5.000%, 11/13/2024	6,182,718
500,000		Caixa Economica Federal, 144A, 3.500%, 11/7/2022	509,536
231,428		Cielo USA, Inc., Sr. Unsecd. Note, 144A, 3.750%, 11/16/2022	233,525
1,000,000		Credit Bank of Moscow Via CBOM Finance PLC, Sr. Unsecd. Note, 144A, 4.700%, 1/29/2025	1,001,394
800,000		DBS Group Holdings Ltd., Sr. Sub., 144A, 4.520%, 12/11/2028	859,913
2,000,000	[1]	DIB Tier 1 Sukuk 2 Ltd., Jr. Sub. Note, 6.750%, 1/20/2021	2,057,332
500,000		Development Bank of Mongolia, Sr. Unsecd. Note, 144A, 7.250%, 10/23/2023	530,000
500,000		Development Bank of the Republic of Belarus JSC, Sr. Unsecd. Note, 144A, 6.750%, 5/2/2024	531,590
700,000		Export-Import Bank of India, Sr. Unsecd. Note, 144A, 3.250%, 1/15/2030	701,610
3,300,000		Export-Import Bank of India, Sr. Unsecd. Note, 144A, 3.875%, 2/1/2028	3,495,987
900,000		Global Bank Corp., Sr. Unsecd. Note, 144A, 4.500%, 10/20/2021	931,869
500,000	[1]	Grupo Financiero Santander Mexico SAB de CV, Jr. Sub. Deb., 8.500%, 1/20/2022	534,218
732,625		Halyk Savings Bank of Kazakhstan JSC, Sr. Unsecd. Note, REGS, 5.500%, 12/21/2022	740,406
2,500,000		Industrial & Commercial Bank of China, Sr. Unsecd. Note, 3.538%, 11/8/2027	2,665,633
1,900,000	[1]	Industrial Bank of Korea, Jr. Sub. Deb., REGS, 3.900%, 7/31/2022	1,926,466
850,000		Industrial Senior Trust, Sr. Unsecd. Note, REGS, 5.500%, 11/1/2022	895,084
1,000,000		Itau Unibanco Holding SA, Sr. Unsecd. Note, 144A, 3.250%, 1/24/2025	1,011,000
1,300,000		Itau Unibanco Holding SA, Sub., REGS, 5.500%, 8/6/2022	1,381,669
600,000		KEB Hana Bank, Sub. Deb., 4.250%, 10/14/2024	645,326
1,000,000		Kasikornbank Public Co. Ltd., Sr. Unsecd. Note, Series EMTN, 3.256%, 7/12/2023	1,032,651
1,000,000		MTN Mauritius Investment Ltd., Sr. Unsecd. Note, 144A, 5.373%, 2/13/2022	1,042,286
800,000		MTN Mauritius Investment Ltd., Sr. Unsecd. Note, REGS, 4.755%, 11/11/2024	834,885
1,700,000		Multibank, Inc., Sr. Unsecd. Note, 144A, 4.375%, 11/9/2022	1,785,530
1,300,000	[1]	NBK Tier 1 Financing 2 Ltd., Jr. Sub. Deb., 144A, 4.500%, 11/27/2025	1,303,627
200,000		Pampa Energia SA, Sr. Unsecd. Note, 144A, 7.500%, 1/24/2027	174,400
1,500,000		Shinhan Bank, Sub., 144A, 3.875%, 3/24/2026	1,598,099
1,350,000		Shinhan Bank, Sub., REGS, 3.750%, 9/20/2027	1,420,652
500,000	[1]	Shinhan Financial Group Co. Ltd., Jr. Sub. Note, 5.875%, 8/13/2023	541,227
2,800,000		Sibur Securities DAC, Sr. Unsecd. Note, 144A, 3.450%, 9/23/2024	2,859,472
800,000	[1]	SovCo Capital Partners BV, Jr. Sub. Note, 144A, 7.750%, 5/6/2025	804,000
3,800,000		SovCo Capital Partners BV, Sub. Deb., 144A, 8.000%, 4/7/2030	4,112,018
2,000,000		State Bank India/London, Sr. Unsecd. Note, 144A, 4.375%, 1/24/2024	2,127,480
300,000		TBC Bank JSC, Sr. Unsecd. Note, 144A, 5.750%, 6/19/2024	318,000
1,500,000		Talent Yield Investments, Sr. Unsecd. Note, REGS, 4.500%, 4/25/2022	1,561,922
600,000		Turkiye Sinai Kalkinma Bankasi AS, Sr. Unsecd. Note, 144A, 6.000%, 1/23/2025	615,478
2,000,000		Turkiye Vakiflar Bankasi T.A.O., Sr. Unsecd. Note, 144A, 5.250%, 2/5/2025	1,993,000
1,700,000		Turkiye Vakiflar Bankasi T.A.O., Sr. Unsecd. Note, 144A, 8.125%, 3/28/2024	1,901,994
1,200,000		Turkiye Vakiflar Bankasi T.A.O., Sr. Unsecd. Note, REGS, 5.750%, 1/30/2023	1,242,180
1,500,000		Turkiye Vakiflar Bankasi T.A.O., Sub., REGS, 6.875%, 2/3/2025	1,500,000
3,000,000		Wanda Properties International Co., Sr. Unsecd. Note, 7.250%, 1/29/2024	3,021,150
1,600,000		Woori Bank, Jr. Sub. Deb., 144A, 5.250%, 11/16/2068	1,660,065

Principal Amount, Foreign Currency Par Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Banking—continued
$300,000	Woori Bank, Jr. Sub. Deb., REGS, 5.000%, 6/10/2045	$302,230
500,000	Woori Bank, Sub. Note, 144A, 4.750%, 4/30/2024	542,827
1,500,000	Yapi ve Kredi Bankasi A.S., Sr. Unsecd. Note, 144A, 8.250%, 10/15/2024	1,691,250
	TOTAL	102,104,717
	Beverage & Tobacco—0.4%
450,000	Ajecorp BV, REGS, 6.500%, 5/14/2022	450,085
1,000,000	Central American Bottling Corp., Sr. Unsecd. Note, REGS, 5.750%, 1/31/2027	1,057,857
1,550,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	1,599,527
	TOTAL	3,107,469
	Broadcast Radio & TV—0.4%
400,000	Globo Communicacoes Part, Sr. Unsecd. Note, 144A, 4.875%, 1/22/2030	408,908
430,000	Grupo Televisa S.A., Sr. Note, 8.500%, 3/11/2032	618,984
2,100,000	Grupo Televisa S.A., Sr. Unsecd. Note, 5.250%, 5/24/2049	2,455,397
	TOTAL	3,483,289
	Building & Development—0.1%
1,000,000	Rutas 2 & 7 Finance Ltd., 144A, 0.001%, 9/30/2036	668,935
	Building Materials—0.2%
1,000,000	Cemex, Sab De Cv, 144A, 7.750%, 4/16/2026	1,091,850
800,000	Cemex, Sab De Cv, REGS, 6.125%, 5/5/2025	827,676
	TOTAL	1,919,526
	Business Equipment & Services—0.3%
2,100,000	GNL Quintero SA, Sr. Unsecd. Note, REGS, 4.634%, 7/31/2029	2,265,580
	Cable & Wireless Television—0.2%
1,300,000	VTR Finance BV, REGS, 6.875%, 1/15/2024	1,331,960
	Chemicals & Plastics—3.0%
500,000	Alfa S.A., Sr. Unsecd. Note, REGS, 6.875%, 3/25/2044	629,847
750,000	Alpek Sa De Cv, Sr. Unsecd. Note, 144A, 4.250%, 9/18/2029	781,312
1,500,000	Alpek Sa De Cv, Sr. Unsecd. Note, REGS, 4.500%, 11/20/2022	1,569,843
750,000	Braskem Netherlands Finance BV, Sr. Unsecd. Note, 144A, 4.500%, 1/31/2030	756,750
700,000	Braskem Netherlands Finance BV, Sr. Unsecd. Note, 144A, 5.875%, 1/31/2050	726,593
2,100,000	CNAC HK Finbridge Co. Ltd., Sr. Unsecd. Note, 3.500%, 7/19/2022	2,145,330
4,200,000	CNAC HK Finbridge Co. Ltd., Sr. Unsecd. Note, 4.125%, 7/19/2027	4,529,052
2,500,000	CNAC HK Finbridge Co. Ltd., Sr. Unsecd. Note, 4.875%, 3/14/2025	2,738,135
3,300,000	Groupe Office Cherifien des Phosphates SA, 144A, 6.875%, 4/25/2044	4,355,459
700,000	LG Chem Ltd., Sr. Unsecd. Note, 144A, 3.625%, 4/15/2029	752,212
1,800,000	Mexichem SA de CV, 144A, 4.875%, 9/19/2022	1,913,080
800,000	Mexichem SA de CV, Sr. Unsecd. Note, 144A, 5.500%, 1/15/2048	869,756
2,000,000	Sasol Financing USA LLC, Sr. Unsecd. Note, 5.875%, 3/27/2024	2,155,908
800,000	Sociedad Quimica Y Minera de Chile, Sr. Unsecd. Note, 144A, 4.250%, 5/7/2029	859,278
550,000	Sociedad Quimica Y Minera de Chile, Sr. Unsecd. Note, 144A, 4.250%, 1/22/2050	551,403
400,000	Sociedad Quimica Y Minera de Chile, Sr. Unsecd. Note, 144A, 4.375%, 1/28/2025	423,166
	TOTAL	25,757,124
	Conglomerates—0.5%
1,000,000	Turkiye Sise ve Cam Fabrikalari AS, Sr. Unsecd. Note, 144A, 6.950%, 3/14/2026	1,099,891
2,600,000	Turkiye Sise ve Cam Fabrikalari AS, Sr. Unsecd. Note, REGS, 6.950%, 3/14/2026	2,859,717
	TOTAL	3,959,608

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Finance—2.7%
$2,000,000	[1]	CNRC Capitale Ltd., Sr. Unsecd. Note, 3.900%, 6/2/2022	$2,035,304
2,500,000		China Overseas Finance Cayman VII Ltd., Sr. Unsecd. Note, 4.750%, 4/26/2028	2,841,437
1,200,000		Corp Financi De Desarrol, Sub. Note, 144A, 5.250%, 7/15/2029	1,287,012
300,000		Credito Real Sab de CV, Sr. Unsecd. Note, 144A, 9.500%, 2/7/2026	350,962
1,200,000		Grupo Aval Ltd., Sr. Unsecd. Note, 144A, 4.375%, 2/4/2030	1,215,600
1,300,000		Grupo Aval Ltd., Sr. Unsecd. Note, 144A, 4.750%, 9/26/2022	1,352,894
1,000,000		Gruposura Finance, Sr. Unsecd. Note, 144A, 5.500%, 4/29/2026	1,121,608
4,300,000		Huarong Finance 2017 Co. Ltd., Sr. Unsecd. Note, Series EMTN, 4.250%, 11/7/2027	4,541,829
3,500,000		ICD Sukuk Co. Ltd., Sr. Unsecd. Note, Series EMTN, 5.000%, 2/1/2027	3,753,676
900,000		MDC-GMTN BV, Sr. Unsecd. Note, 144A, 3.700%, 11/7/2049	942,196
3,000,000		Ooredoo International Finance Ltd., Sr. Unsecd. Note, REGS, 3.750%, 6/22/2026	3,188,733
650,000		SURA Asset Management SA, Sr. Unsecd. Note, 144A, 4.375%, 4/11/2027	703,857
		TOTAL	23,335,108
		Financial Intermediaries—1.1%
1,600,000	[1]	ADIB Capital Invest 2 Ltd., Jr. Sub. Note, 7.125%, 9/20/2023	1,751,088
1,500,000		Huarong Finance II Co. Ltd., Sr. Unsecd. Note, Series EMTN, 3.250%, 6/3/2021	1,515,525
1,500,000		Huarong Finance II Co. Ltd., Sr. Unsecd. Note, Series EMTN, 3.625%, 11/22/2021	1,528,836
1,500,000		Huarong Finance II Co. Ltd., Sr. Unsecd. Note, Series EMTN, 5.000%, 11/19/2025	1,653,943
1,000,000		ICD Funding Ltd., Sr. Unsecd. Note, 4.625%, 5/21/2024	1,049,767
1,500,000		Ooredoo International Finance Ltd., Sr. Unsecd. Note, REGS, 5.000%, 10/19/2025	1,686,938
		TOTAL	9,186,097
		Food Products—1.2%
300,000		BRF-Brasil Foods SA, 144A, 3.950%, 5/22/2023	305,753
750,000		Camposol S.A., Sr. Unsecd. Note, 144A, 6.000%, 2/3/2027	761,437
249,000		ESAL GmbH, Sr. Unsecd. Note, REGS, 6.250%, 2/5/2023	251,907
2,800,000	[1]	Grupo Bimbo S.A.B. de CV, Sub., 144A, 5.950%, 4/17/2023	2,982,308
1,200,000		JBS Investments II GmbH, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	1,269,072
1,800,000		JBS Investments II GmbH, Sr. Unsecd. Note, 144A, 7.000%, 1/15/2026	1,959,444
1,000,000		JBS USA LUX SA / JBS Food Co. / JBS USA Finance, Inc., Sr. Unsecd. Note, 144A, 6.500%, 4/15/2029	1,121,860
500,000		Marfrig Holding Europe BV, Sr. Unsecd. Note, 144A, 7.000%, 3/15/2024	519,173
400,000		Minerva Luxembourg SA, Sr. Unsecd. Note, 144A, 6.500%, 9/20/2026	426,639
300,000		NBM US Holdings, Inc., Sr. Unsecd. Note, 144A, 6.625%, 8/6/2029	323,250
500,000		NBM US Holdings, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/14/2026	536,816
		TOTAL	10,457,659
		Food Services—0.7%
1,700,000		MARB BondCo PLC, Sr. Unsecd. Note, 144A, 6.875%, 1/19/2025	1,792,506
2,425,000		MHP Lux SA, Sr. Unsecd. Note, 144A, 6.250%, 9/19/2029	2,379,565
2,000,000		MHP Lux SA, Sr. Unsecd. Note, REGS, 6.950%, 4/3/2026	2,094,038
		TOTAL	6,266,109
		Forest Products—0.6%
500,000		Inversiones CMPC SA, Sr. Unsecd. Note, 144A, 4.375%, 5/15/2023	522,216
2,100,000		Suzano Austria GmbH, Sr. Unsecd. Note, 144A, 7.000%, 3/16/2047	2,513,018
2,200,000		Suzano Austria GmbH, Sr. Unsecd. Note, 5.000%, 1/15/2030	2,326,610
		TOTAL	5,361,844
		Government Agency—0.0%
180,000		Provincia de Entre Rios Argentina, Sr. Unsecd. Note, 144A, 8.750%, 2/8/2025	108,902

Principal Amount, Foreign Currency Par Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Government Agency—continued
$400,000	Provincia De Mendoza, Sr. Unsecd. Note, 144A, 8.375%, 5/19/2024	$298,004
	TOTAL	406,906
	Health Care—0.1%
1,300,000	Medco Bell Pte Ltd., Term Loan—1st Lien, 144A, 6.375%, 1/30/2027	1,258,553
	Industrial Products & Equipment—0.3%
1,599,000	Cemex Finance LLC, REGS, 6.000%, 4/1/2024	1,640,974
797,000	Grupo Kuo SAB DE CV, Sr. Unsecd. Note, 144A, 5.750%, 7/7/2027	842,116
	TOTAL	2,483,090
	Insurance—0.3%
2,400,000	Kyobo Life Insurance Co Ltd., Sub., REGS, 3.950%, 1/24/2069	2,445,000
	Metals & Mining—4.2%
1,000,000	Abja Investment Co., 5.950%, 7/31/2024	1,057,999
1,400,000	CSN Islands XI Corp., Sr. Unsecd. Note, 144A, 6.750%, 1/28/2028	1,389,500
1,000,000	CSN Resources SA, Sr. Unsecd. Note, 144A, 7.625%, 2/13/2023	1,060,085
1,000,000	Chinalco Capital Holdings Ltd., Sr. Unsecd. Note, 4.000%, 8/25/2021	1,013,918
1,000,000	Cia Brasileira de Alumin, Sr. Unsecd. Note, REGS, 6.750%, 4/5/2021	1,047,900
750,000	Codelco, Inc., Sr. Unsecd. Note, 144A, 3.150%, 1/14/2030	764,218
3,950,000	Codelco, Inc., Sr. Unsecd. Note, 144A, 4.250%, 7/17/2042	4,316,365
1,000,000	Codelco, Inc., Sr. Unsecd. Note, 144A, 4.875%, 11/4/2044	1,196,337
1,100,000	GTL Trade Finance, Inc., Sr. Unsecd. Note, 144A, 7.250%, 4/16/2044	1,437,904
300,000	Gerdau Trade, Inc., Sr. Unsecd. Note, 144A, 4.875%, 10/24/2027	330,857
500,000	Indonesia Asahan Alumini, Sr. Unsecd. Note, REGS, 5.710%, 11/15/2023	552,979
700,000	JSW Steel Ltd., Sr. Unsecd. Note, 5.250%, 4/13/2022	717,971
2,000,000	MMK International Capital Designated Activity Co., Sr. Unsecd. Note, 144A, 4.375%, 6/13/2024	2,120,960
1,300,000	Metinvest BV, Sr. Unsecd. Note, 144A, 7.750%, 10/17/2029	1,373,281
720,000	Metinvest BV, Sr. Unsecd. Note, REGS, 7.750%, 4/23/2023	769,787
2,500,000	Minmetals Bounteous Finance BVI Ltd., Sr. Unsecd. Note, 4.200%, 7/27/2026	2,710,302
2,200,000	PT Indonesia Asahan Aluminium Tbk, Sr. Unsecd. Note, 144A, 6.530%, 11/15/2028	2,700,115
800,000	Severstal OAO Via Steel Capital SA, Sr. Unsecd. Note, 144A, 3.150%, 9/16/2024	808,340
4,500,000	Southern Copper Corp., Sr. Unsecd. Note, 5.250%, 11/8/2042	5,332,577
2,526,000	Vale Overseas Ltd., Sr. Unsecd. Note, 6.250%, 8/10/2026	2,991,668
1,000,000	Vedanta Resources PLC, REGS, 8.250%, 6/7/2021	1,034,320
1,000,000	Volcan Compania Minera S.A.A., 144A, 5.375%, 2/2/2022	1,041,780
	TOTAL	35,769,163
	Oil & Gas—14.8%
300,000	ADES International Holding PLC, Sec. Fac. Bond, REGS, 8.625%, 4/24/2024	311,850
617,000	AI Candelaria Spain SLU, Sr. Secd. Note, 144A, 7.500%, 12/15/2028	705,634
700,000	Abu Dhabi Crude Oil Pipeline, 144A, 4.600%, 11/2/2047	824,220
800,000	BPRL, International Singapore, Sr. Unsecd. Note, Series EMTN, 4.375%, 1/18/2027	852,125
1,400,000	CNOOC Finance 2013, Ltd., 3.300%, 9/30/2049	1,442,341
3,000,000	CNOOC Finance 2013, Ltd., 4.250%, 5/9/2043	3,574,647
5,000,000	CNOOC Finance 2014 ULC, 4.250%, 4/30/2024	5,414,255
1,100,000	CNOOC Finance 2015 U.S.A. LLC, Sr. Unsecd. Note, 3.750%, 5/2/2023	1,153,887
1,250,000	CNOOC Finance 2015 U.S.A. LLC, Sr. Unsecd. Note, 4.375%, 5/2/2028	1,413,306
1,200,000	Ecopetrol SA, Sr. Unsecd. Note, 5.875%, 5/28/2045	1,446,522
1,500,000	Empresa Nacional del Petroleo, Sr. Unsecd. Note, 144A, 4.375%, 10/30/2024	1,602,383
1,000,000	Equate Petrochemical BV, Sr. Unsecd. Note, REGS, 4.250%, 11/3/2026	1,080,453

Principal Amount, Foreign Currency Par Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Oil & Gas—continued
$1,000,000	Gaz Capital SA, Sr. Unsecd. Note, REGS, 4.950%, 2/6/2028	$1,128,829
1,000,000	Gazprom Via Gaz Capital SA, Sr. Unsecd. Note, REGS, 4.950%, 3/23/2027	1,122,708
1,350,000	Geopark Ltd., 144A, 6.500%, 9/21/2024	1,426,835
700,000	Geopark Ltd., Sr. Unsecd. Note, 144A, 5.500%, 1/17/2027	700,000
1,800,000	Hunt Oil Co. of Peru, Sr. Unsecd. Note, 144A, 6.375%, 6/1/2028	1,955,790
1,500,000	Indian Oil Corp. Ltd., Sr. Unsecd. Note, 4.750%, 1/16/2024	1,607,041
1,100,000	KazMunayGas National Co. JSC, Sr. Unsecd. Note, 144A, 4.750%, 4/19/2027	1,236,862
1,000,000	KazMunayGas National Co. JSC, Sr. Unsecd. Note, 144A, 5.375%, 4/24/2030	1,189,900
1,100,000	KazMunayGas National Co. JSC, Sr. Unsecd. Note, REGS, 4.750%, 4/19/2027	1,236,862
7,000,000	KazMunayGas National Co. JSC, Sr. Unsecd. Note, REGS, 5.750%, 4/19/2047	8,696,940
400,000	Koc Holding A.S., Sr. Unsecd. Note, 144A, 6.500%, 3/11/2025	435,406
1,800,000	Korea Gas Corp., Sr. Unsecd. Note, 144A, 3.125%, 7/20/2027	1,917,486
300,000	Medco Oak Tree Pte Ltd., Sr. Unsecd. Note, 144A, 7.375%, 5/14/2026	310,734
500,000	Medco Platinum Road Pte. Ltd., 144A, 6.750%, 1/30/2025	513,732
190,010	Odebrecht Drill VIII/IX, 144A, 6.350%, 12/1/2021	190,088
3,300,000	Oil & Gas Holdings, Sr. Unsecd. Note, 144A, 7.625%, 11/7/2024	3,871,045
1,500,000	PT Pertamina (Persero), Sr. Unsecd. Note, 144A, 3.650%, 7/30/2029	1,567,500
1,400,000	PTTEP Treasury Center Co. Ltd., Sr. Unsecd. Note, 144A, 3.903%, 12/6/2059	1,498,895
1,150,000	Pertamina Persero PT, Sr. Unsecd. Note, 144A, 6.500%, 11/7/2048	1,529,568
1,950,000	Pertamina Persero PT, Sr. Unsecd. Note, REGS, 5.625%, 5/20/2043	2,301,036
500,000	Perusahaan Gas Negara PT, Sr. Unsecd. Note, REGS, 5.125%, 5/16/2024	546,272
1,058,000	Petrobras Global Finance BV, Sr. Unsecd. Note, 144A, 5.093%, 1/15/2030	1,162,319
7,050,000	Petrobras Global Finance BV, Sr. Unsecd. Note, 5.750%, 2/1/2029	8,148,037
950,000	Petrobras Global Finance BV, Sr. Unsecd. Note, 6.850%, 6/5/2115	1,134,713
2,600,000	Petrobras Global Finance BV, Sr. Unsecd. Note, 6.900%, 3/19/2049	3,177,525
2,455,000	Petrobras Global Finance BV, Sr. Unsecd. Note, Series WI, 5.999%, 1/27/2028	2,868,299
300,000	Petroleos del Peru SA, Sr. Unsecd. Note, 144A, 4.750%, 6/19/2032	336,854
700,000	Petroleos Mexicanos, Sr. Unsecd. Note, 144A, 5.950%, 1/28/2031	708,225
362,000	Petroleos Mexicanos, Sr. Unsecd. Note, 144A, 6.490%, 1/23/2027	393,223
1,450,000	Petroleos Mexicanos, Sr. Unsecd. Note, 144A, 6.840%, 1/23/2030	1,573,613
700,000	Petroleos Mexicanos, Sr. Unsecd. Note, 144A, 6.950%, 1/28/2060	712,005
1,862,000	Petroleos Mexicanos, Sr. Unsecd. Note, 144A, 7.690%, 1/23/2050	2,055,508
2,675,000	Petroleos Mexicanos, Sr. Unsecd. Note, 6.500%, 3/13/2027	2,907,772
850,000	Petroleos Mexicanos, Sr. Unsecd. Note, 6.750%, 9/21/2047	863,035
1,910,000	Petroleos Mexicanos, Sr. Unsecd. Note, 6.875%, 8/4/2026	2,159,919
3,200,000	Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 5.350%, 2/12/2028	3,255,192
2,770,000	Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 6.350%, 2/12/2048	2,748,629
4,060,000	Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 6.500%, 1/23/2029	4,347,235
308,542	Petroleum Co. of Trinidad and Tobago Ltd., Sr. Unsecd. Note, REGS, 6.000%, 5/8/2022	312,013
300,000	Promigas SA ESP / Gases del Pacifico SAC, Sr. Unsecd. Note, 144A, 3.750%, 10/16/2029	304,982
500,000	Puma International Financing SA, Sr. Unsecd. Note, 144A, 5.125%, 10/6/2024	492,286
1,000,000	Reliance Holding USA, Inc., Sr. Unsecd. Note, 144A, 5.400%, 2/14/2022	1,059,556
3,000,000	Reliance Industries Ltd., Sr. Unsecd. Note, 144A, 3.667%, 11/30/2027	3,185,368
2,900,000	Rosneft Oil Co., 144A, 4.199%, 3/6/2022	2,993,615
2,000,000	SEPLAT Petroleum Development Co. PLC, Sr. Unsecd. Note, 144A, 9.250%, 4/1/2023	2,094,800
600,000	Saudi Arabian Oil Co. (Aramco), Sr. Unsecd. Note, 144A, 4.250%, 4/16/2039	665,952
500,000	Saudi Arabian Oil Co. (Aramco), Sr. Unsecd. Note, 144A, 4.375%, 4/16/2049	565,440

Principal Amount, Foreign Currency Par Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Oil & Gas—continued
$2,000,000	Saudi Arabian Oil Co. (Aramco), Sr. Unsecd. Note, REGS, 3.500%, 4/16/2029	$2,122,938
1,400,000	Sinopec Group Overseas Development 2015 Ltd., Sr. Unsecd. Note, 144A, 3.250%, 4/28/2025	1,471,119
1,500,000	Sinopec Group Overseas Development 2015 Ltd., Sr. Unsecd. Note, REGS, 4.100%, 4/28/2045	1,739,772
2,100,000	Sinopec Group Overseas Development 2017 Ltd., Sr. Unsecd. Note, 144A, 3.625%, 4/12/2027	2,247,717
3,000,000	Sinopec Group Overseas Development 2017 Ltd., Sr. Unsecd. Note, 144A, 4.250%, 4/12/2047	3,584,492
1,000,000	Southern Gas Corridor CJSC, Unsecd. Note, 144A, 6.875%, 3/24/2026	1,199,048
200,000	Tecpetrol S.A., Sr. Unsecd. Note, 144A, 4.875%, 12/12/2022	196,156
1,400,000	Thaioil Treasury Center Co. Ltd., Sr. Unsecd. Note, 144A, 3.500%, 10/17/2049	1,417,691
1,700,000	Thaioil Treasury Center Co. Ltd., Sr. Unsecd. Note, 144A, 5.375%, 11/20/2048	2,259,790
200,000	Transport de Gas Del Sur, Sr. Unsecd. Note, 144A, 6.750%, 5/2/2025	185,566
900,000	Transport de Gas Peru, 144A, 4.250%, 4/30/2028	968,947
1,100,000	Transprtdra De Gas Intl, Sr. Unsecd. Note, 144A, 5.550%, 11/1/2028	1,278,368
1,500,000	Tullow Oil PLC, Sr. Unsecd. Note, 144A, 7.000%, 3/1/2025	1,216,890
215,000	Ultrapar International SA, Sr. Unsecd. Note, 144A, 5.250%, 10/6/2026	232,814
500,000	YPF Sociedad Anonima, Sr. Unsecd. Note, 144A, 6.950%, 7/21/2027	427,674
500,000	YPF Sociedad Anonima, Sr. Unsecd. Note, 144A, 8.500%, 3/23/2021	497,050
1,700,000	YPF Sociedad Anonima, Sr. Unsecd. Note, REGS, 7.000%, 12/15/2047	1,336,090
	TOTAL	127,413,389
	Paper Products—0.2%
400,000	Fibria Overseas Finance, Sr. Unsecd. Note, 5.250%, 5/12/2024	437,566
1,500,000	Klabin Austria GmbH, Sr. Unsecd. Note, 144A, 7.000%, 4/3/2049	1,694,625
	TOTAL	2,132,191
	Pharmaceuticals—0.2%
2,000,000	Inretail Pharma SA, Sr. Unsecd. Note, 144A, 5.375%, 5/2/2023	2,106,170
	Rail Industry—0.1%
200,000	Georgian Railway JSC, Sr. Unsecd. Note, REGS, 7.750%, 7/11/2022	219,941
551,954	Panama Canal Railway Co., Sec. Fac. Bond, 144A, 7.000%, 11/1/2026	592,666
	TOTAL	812,607
	Real Estate—4.5%
2,000,000	ALdar Sukuk Ltd., Sr. Unsecd. Note, 4.750%, 9/29/2025	2,182,240
1,500,000	China Evergrande Group, Sec. Fac. Bond, 6.250%, 6/28/2021	1,445,687
3,575,000	China Great Wall International Holdings III Ltd., Sr. Unsecd. Note, Series EMTN, 3.875%, 8/31/2027	3,814,757
3,300,000	China Overseas Finance Cayman V Ltd., Sr. Unsecd. Note, Series A, 3.950%, 11/15/2022	3,422,088
4,300,000	Country Garden Holdings Co., 4.750%, 1/17/2023	4,346,644
2,000,000	Country Garden Holdings Co., Sr. Unsecd. Note, 7.500%, 3/9/2020	2,005,254
1,000,000	DIFC Sukuk Ltd., Sr. Unsecd. Note, 4.325%, 11/12/2024	1,054,898
1,400,000	Dar Al-Arkan Sukuk Co. Ltd., Sr. Unsecd. Note, 6.875%, 3/21/2023	1,438,955
1,000,000	Dar Al-Arkan Sukuk Co. Ltd., Sr. Unsecd. Note, Series EMTN, 6.875%, 4/10/2022	1,039,927
2,000,000	Esic Sukuk Ltd., Sr. Unsecd. Note, Series EMTN, 3.939%, 7/30/2024	2,001,860
2,500,000	Franshion Brilliant Ltd., Sr. Unsecd. Note, 3.600%, 3/3/2022	2,542,494
2,500,000	Franshion Brilliant Ltd., Sub. Note, 5.750%, 7/17/2068	2,506,250
2,200,000	Longfor Properties, Sr. Unsecd. Note, 3.875%, 7/13/2022	2,261,861
5,000,000	Longfor Properties, Sr. Unsecd. Note, 4.500%, 1/16/2028	5,335,600
2,100,000	Shimao Property Holdings Ltd., Sr. Unsecd. Note, 4.750%, 7/3/2022	2,142,336
1,511,000	Yanlord Land Group Ltd., Sr. Unsecd. Note, 5.875%, 1/23/2022	1,532,337
	TOTAL	39,073,188

Principal Amount, Foreign Currency Par Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Retailers—0.8%
$2,000,000	Eurotorg (Bonitron DAC), Sr. Unsecd. Note, REGS, 8.750%, 10/30/2022	$2,128,500
1,100,000	Golden Eagle Retail Group Ltd., Sr. Unsecd. Note, REGS, 4.625%, 5/21/2023	1,086,707
3,700,000	JD.com, Inc., Sr. Unsecd. Note, 3.875%, 4/29/2026	3,963,504
	TOTAL	7,178,711
	Sovereign—0.3%
1,500,000	KSA Sukuk Ltd., Sr. Unsecd. Note, 144A, 2.969%, 10/29/2029	1,537,500
500,000	Kazakhstan Temir Zholy, Sr. Unsecd. Note, REGS, 6.950%, 7/10/2042	709,310
	TOTAL	2,246,810
	State/Provincial—0.2%
702,000	Brazil Minas SPE, 144A, 5.333%, 2/15/2028	758,411
258,000	Buenos Aires, City of, Sr. Unsecd. Note, 144A, 7.500%, 6/1/2027	230,265
2,200,000	Provincia De Buenos Aires, Sr. Unsecd. Note, 144A, 7.875%, 6/15/2027	819,500
	TOTAL	1,808,176
	Steel—0.1%
500,000	Usiminas International Ltd., Sr. Unsecd. Note, 144A, 5.875%, 7/18/2026	537,875
	Technology Services—2.4%
2,300,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.400%, 12/6/2027	2,461,096
2,000,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.600%, 11/28/2024	2,124,555
4,000,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 4.200%, 12/6/2047	4,711,376
2,600,000	Baidu, Inc., Sr. Unsecd. Note, 3.625%, 7/6/2027	2,760,875
1,500,000	Baidu, Inc., Sr. Unsecd. Note, 3.875%, 9/29/2023	1,581,567
2,000,000	Baidu, Inc., Sr. Unsecd. Note, 4.375%, 3/29/2028	2,222,950
1,300,000	Tencent Holdings Ltd., 144A, 3.975%, 4/11/2029	1,437,734
500,000	Tencent Holdings Ltd., Sr. Unsecd. Note, 144A, 3.595%, 1/19/2028	534,456
2,500,000	Tencent Holdings Ltd., Sr. Unsecd. Note, 144A, 3.800%, 2/11/2025	2,693,626
	TOTAL	20,528,235
	Telecommunications & Cellular—2.1%
500,000	America Movil S.A.B. de C.V., 3.125%, 7/16/2022	516,238
800,000	Colombia Telecomunicaciones SA ESP, Sr. Unsecd. Note, REGS, 5.375%, 9/27/2022	808,408
1,200,000	Comcel Trust, REGS, 6.875%, 2/6/2024	1,228,098
257,000	Digicel Group One Ltd., 144A, 8.250%, 12/30/2022	166,488
243,000	Digicel Group Two Ltd., Sr. Unsecd. Note, 144A, 8.250%, 9/30/2022	66,030
500,000	Digicel Ltd., Sr. Unsecd. Note, REGS, 6.750%, 3/1/2023	321,043
1,000,000	GTH Finance B.V., Sr. Unsecd. Note, REGS, 7.250%, 4/26/2023	1,122,370
1,500,000	HTA Group Ltd., Sr. Unsecd. Note, 144A, 9.125%, 3/8/2022	1,547,377
1,000,000	IHS Netherlands Holdco BV, Sr. Unsecd. Note, 144A, 8.000%, 9/18/2027	1,083,000
800,000	Liquid Telecommunications Financing PLC, Sec. Fac. Bond, 144A, 8.500%, 7/13/2022	822,320
650,000	Millicom International Cellular S.A., Sr. Unsecd. Note, 144A, 6.250%, 3/25/2029	717,698
700,000	Millicom International Cellular S.A., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2026	772,170
1,800,000	Oztel Holdings SPC Ltd., Sec. Fac. Bond, 144A, 6.625%, 4/24/2028	1,953,675
1,000,000	Oztel Holdings SPC Ltd., Sec. Fac. Bond, REGS, 6.625%, 4/24/2028	1,085,399
2,600,000	Saudi Telecom Co., Sr. Unsecd. Note, 144A, 3.890%, 5/13/2029	2,808,811
900,000	Telefon Celular Del Paraguay, Sr. Unsecd. Note, 144A, 5.875%, 4/15/2027	964,019
1,622,000	Veon Holdings BV, Sr. Unsecd. Note, 144A, 4.000%, 4/9/2025	1,688,713
	TOTAL	17,671,857
	Transportation—0.3%
1,000,000	CAR, Inc., Sr. Unsecd. Note, 8.875%, 5/10/2022	926,389

Principal Amount, Foreign Currency Par Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Transportation—continued
$500,000	DP World Crescent Ltd., Sr. Unsecd. Note, 144A, 4.848%, 9/26/2028	$554,368
850,000	Empresa De Transporte ME, Sr. Unsecd. Note, 144A, 5.000%, 1/25/2047	985,741
	TOTAL	2,466,498
	Utilities—6.2%
1,000,000	ACWA Power Management and Investments One Ltd., Sec. Fac. Bond, REGS, 5.950%, 12/15/2039	1,090,435
1,800,000	Azure Power Energy Ltd., 144A, 5.500%, 11/3/2022	1,850,715
750,000	Centrais Eletricas Brasileiras SA, Sr. Unsecd. Note, 144A, 3.625%, 2/4/2025	755,438
750,000	Centrais Eletricas Brasileiras SA, Sr. Unsecd. Note, 144A, 4.625%, 2/4/2030	759,563
1,100,000	Colbun SA, Sr. Unsecd. Note, 144A, 3.950%, 10/11/2027	1,157,073
1,000,000	Colbun SA, Sr. Unsecd. Note, REGS, 4.500%, 7/10/2024	1,066,605
1,500,000	Comision Federal de Electricidad, Sr. Note, REGS, 4.875%, 5/26/2021	1,549,365
300,000	Consorcio Transmantaro S.A., Sr. Unsecd. Note, 144A, 4.700%, 4/16/2034	338,954
1,000,000	Empresa Electrica Cochra, 144A, 5.500%, 5/14/2027	1,047,500
515,000	Enersis Americas SA, Sr. Unsecd. Note, 4.000%, 10/25/2026	546,084
1,600,000	Engie Energia Chile SA, Sr. Unsecd. Note, 144A, 3.400%, 1/28/2030	1,620,000
1,200,000	Engie Energia Chile SA, Sr. Unsecd. Note, 144A, 4.500%, 1/29/2025	1,298,082
1,700,000	Eskom Holdings Ltd., Sr. Unsecd. Note, 144A, 6.350%, 8/10/2028	1,829,144
1,400,000	Eskom Holdings Ltd., Sr. Unsecd. Note, REGS, 5.750%, 1/26/2021	1,404,348
4,000,000	Eskom Holdings Ltd., Unsecd. Note, REGS, 7.125%, 2/11/2025	4,067,540
1,600,000	Hrvatska Elektroprivreda, Sr. Unsecd. Note, 144A, 5.875%, 10/23/2022	1,763,018
1,400,000	Inkia Energy Ltd., Sr. Unsecd. Note, REGS, 5.875%, 11/9/2027	1,479,604
850,000	Instituto Costarricense de Electricidad, Sr. Unsecd. Note, REGS, 6.375%, 5/15/2043	752,259
900,000	Israel Electric Corp. Ltd., Sec. Fac. Bond, Series GMTN, 4.250%, 8/14/2028	989,699
1,200,000	Kosmos Energy Ltd., Sr. Unsecd. Note, 144A, 7.125%, 4/4/2026	1,215,749
247,050	LLPL Capital Pte. Ltd., 144A, 6.875%, 2/4/2039	289,897
1,050,000	Minejesa Capital BV, Sec. Fac. Bond, 144A, 4.625%, 8/10/2030	1,096,885
1,050,000	Minejesa Capital BV, Sec. Fac. Bond, 144A, 5.625%, 8/10/2037	1,145,618
750,000	Mong Duong Finance Holdings B.V., 144A, 5.125%, 5/7/2029	776,088
4,000,000	NTPC Ltd., Sr. Unsecd. Note, Series EMTN, 4.500%, 3/19/2028	4,366,164
250,000	Neerg Energy Ltd., Sr. Secd. Note, 144A, 6.000%, 2/13/2022	253,730
3,500,000	Perusahaan Listrik Negara PT, Sr. Unsecd. Note, 144A, 4.125%, 5/15/2027	3,733,091
2,500,000	Power Sector Assets & Liabilities Management Corp., Company Guarantee, REGS, 7.390%, 12/2/2024	3,090,593
200,000	Rio Energy SA/UGEN SA/UENSA SA, 144A, 6.875%, 2/1/2025	120,650
2,000,000	Saudi Electricity Global Sukuk Co. 4, Sr. Unsecd. Note, 4.723%, 9/27/2028	2,273,276
1,000,000	Saudi Electricity Global, Sr. Unsecd. Note, REGS, 5.060%, 4/8/2043	1,158,750
3,000,000	State Grid Overseas Investment 2016 Ltd., 144A, 3.500%, 5/4/2027	3,219,940
2,400,000	State Grid Overseas Investment 2016 Ltd., Sr. Unsecd. Note, 144A, 4.250%, 5/2/2028	2,731,657
177,116	Stoneway Capital Corp., Term Loan—1st Lien, 144A, 10.000%, 3/1/2027	89,759
1,600,000	Termocandelaria Power, Sr. Unsecd. Note, 144A, 7.875%, 1/30/2029	1,758,572
800,000	Yingde Gases Investment Ltd., 144A, 6.250%, 1/19/2023	837,030
	TOTAL	53,522,875
	TOTAL CORPORATE BONDS (IDENTIFIED COST $496,027,642)	532,405,811
	FOREIGN GOVERNMENTS/AGENCIES—36.6%
	Banking—0.1%
500,000	Banque Centrale de Tunisia International Bond, Sr. Unsecd. Note, REGS, 5.750%, 1/30/2025	462,636

Principal Amount, Foreign Currency Par Amount or Shares		Value in U.S. Dollars
	FOREIGN GOVERNMENTS/AGENCIES—continued
	Corporate—0.1%
$1,000,000	1MDB Global Investments Ltd., Sr. Unsecd. Note, REGS, 4.400%, 3/9/2023	$992,636
	Sovereign—36.4%
2,800,000	Abu Dhabi, Government of, Sr. Unsecd. Note, 144A, 3.125%, 9/30/2049	2,798,258
2,000,000	Angola, Government of, Sr. Unsecd. Note, 144A, 8.000%, 11/26/2029	2,114,040
2,100,000	Angola, Government of, Sr. Unsecd. Note, REGS, 9.375%, 5/8/2048	2,274,653
1,030,000	Argentina, Government of, Sr. Unsecd. Note, 5.625%, 1/26/2022	506,760
6,300,000	Argentina, Government of, Sr. Unsecd. Note, 5.875%, 1/11/2028	2,762,613
2,400,000	Argentina, Government of, Sr. Unsecd. Note, 6.875%, 4/22/2021	1,276,800
2,605,000	Argentina, Government of, Sr. Unsecd. Note, 6.875%, 1/26/2027	1,167,040
7,930,000	Argentina, Government of, Sr. Unsecd. Note, 6.875%, 1/11/2048	3,354,469
2,250,000	Argentina, Government of, Sr. Unsecd. Note, 7.125%, 6/28/2117	970,875
300,000	Argentina, Government of, Sr. Unsecd. Note, 7.625%, 4/22/2046	129,003
2,450,000	Argentina, Government of, Sr. Unsecd. Note, 8.000%, 10/8/2020	1,127,000
2,000,000	Argentina, Government of, Sr. Unsecd. Note, Series NY, 3.750%, 12/31/2038	834,000
2,333,520	Argentina, Government of, Unsecd. Note, 8.750%, 5/7/2024	869,260
285,000	Bahamas, Government of, Sr. Unsecd. Note, REGS, 6.000%, 11/21/2028	322,765
450,000	Bahamas, Government of, Sr. Unsecd. Note, REGS, 6.950%, 11/20/2029	527,067
1,000,000	Bahrain, Government of, Sr. Unsecd. Note, 144A, 7.000%, 10/12/2028	1,178,790
3,800,000	Bahrain, Government of, Sr. Unsecd. Note, REGS, 6.750%, 9/20/2029	4,418,488
2,300,000	Bahrain, Government of, Sr. Unsecd. Note, REGS, 7.000%, 1/26/2026	2,690,770
1,000,000	Bahrain, Government of, Sr. Unsecd. Note, REGS, 7.000%, 10/12/2028	1,178,790
3,350,000	Brazil, Government of, Sr. Secd. Note, 5.625%, 2/21/2047	3,919,534
3,000,000	Brazil, Government of, Sr. Unsecd. Note, 4.625%, 1/13/2028	3,307,530
500,000	Brazil, Government of, Sr. Unsecd. Note, 4.750%, 1/14/2050	515,500
2,300,000	Brazil, Government of, Unsecd. Note, 4.500%, 5/30/2029	2,497,823
800,000	Cameroon, Government of, Sr. Unsecd. Note, 144A, 9.500%, 11/19/2025	910,547
760,000	Chile, Government of, 2.550%, 1/27/2032	771,780
EUR 1,000,000	Chile, Government of, Sr. Unsecd. Note, 0.830%, 7/2/2031	1,127,859
$760,000	Chile, Government of, Sr. Unsecd. Note, 3.500%, 1/25/2050	827,260
1,256,000	Colombia, Government of, Sr. Unsecd. Note, 4.500%, 3/15/2029	1,417,484
4,000,000	Colombia, Government of, Sr. Unsecd. Note, 5.000%, 6/15/2045	4,856,000
800,000	Costa Rica, Government of, 144A, 4.250%, 1/26/2023	808,008
800,000	Costa Rica, Government of, 144A, 5.625%, 4/30/2043	742,800
1,700,000	Dominican Republic, Government of, 144A, 5.875%, 4/18/2024	1,821,142
1,400,000	Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 5.950%, 1/25/2027	1,538,264
525,000	Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 6.000%, 7/19/2028	581,963
1,200,000	Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 6.850%, 1/27/2045	1,350,000
2,000,000	Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 7.450%, 4/30/2044	2,390,020
500,000	Dubai, Government of, Series EMTN, 5.250%, 1/30/2043	578,150
500,000	Ecuador, Government of, 144A, 7.950%, 6/20/2024	441,255
1,700,000	Ecuador, Government of, Sr. Unsecd. Note, 144A, 7.875%, 3/27/2025	1,453,500
700,000	Ecuador, Government of, Sr. Unsecd. Note, 144A, 7.875%, 1/23/2028	568,757
1,200,000	Ecuador, Government of, Sr. Unsecd. Note, 144A, 8.875%, 10/23/2027	1,015,500
300,000	Ecuador, Government of, Sr. Unsecd. Note, 144A, 9.500%, 3/27/2030	257,250
800,000	Ecuador, Government of, Sr. Unsecd. Note, 144A, 9.650%, 12/13/2026	708,008
2,825,000	Ecuador, Government of, Sr. Unsecd. Note, 144A, 10.750%, 1/31/2029	2,560,185
700,000	Ecuador, Government of, Sr. Unsecd. Note, REGS, 8.875%, 10/23/2027	593,257

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$300,000		Ecuador, Government of, Sr. Unsecd. Note, REGS, 9.625%, 6/2/2027	$263,250
EGP 31,200,000	[2]	Egypt Treasury Bill, Unsecd. Note, Series 273D, 15.900%, 2/25/2020	1,959,099
EGP 36,100,000	[2]	Egypt Treasury Bill, Unsecd. Note, Series 364D, 15.600%, 3/17/2020	2,249,136
EGP 35,000,000		Egypt, Government of, Series 5Y, 14.350%, 9/10/2024	2,253,188
EUR 1,500,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 6.375%, 4/11/2031	1,806,242
$800,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.052%, 1/15/2032	851,248
2,500,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.600%, 3/1/2029	2,798,250
2,800,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 8.700%, 3/1/2049	3,225,023
3,000,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 6.588%, 2/21/2028	3,193,908
2,000,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 7.600%, 3/1/2029	2,238,600
500,000		El Salvador, Government of, Sr. Unsecd. Note, 144A, 7.124%, 1/20/2050	547,250
2,500,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 7.650%, 6/15/2035	2,906,275
1,300,000		Ethiopia, Government of, Sr. Unsecd. Note, REGS, 6.625%, 12/11/2024	1,404,260
700,000		Gabon, Government of, REGS, 6.375%, 12/12/2024	751,591
1,300,000		Gabon, Government of, Sr. Secd. Note, 144A, 6.625%, 2/6/2031	1,308,069
2,800,000		Ghana, Government of, Sr. Unsecd. Note, REGS, 7.875%, 3/26/2027	2,992,640
1,500,000		Ghana, Government of, Unsecd. Note, REGS, 10.750%, 10/14/2030	1,926,870
300,000		Guatemala, Government of, REGS, 4.875%, 2/13/2028	323,550
1,000,000		Guatemala, Government of, Sr. Unsecd. Note, REGS, 4.375%, 6/5/2027	1,045,000
500,000		Guatemala, Government of, Sr. Unsecd. Note, REGS, 5.750%, 6/6/2022	530,630
500,000		Honduras, Government of, Sr. Unsecd. Note, REGS, 7.500%, 3/15/2024	558,750
102,000		Hungary, Government of, 6.375%, 3/29/2021	107,369
2,800,000		Indonesia, Government of, Sr. Unsecd. Note, 144A, 4.750%, 7/18/2047	3,290,419
1,800,000		Indonesia, Government of, Sr. Unsecd. Note, 3.700%, 10/30/2049	1,873,768
1,200,000		Indonesia, Government of, Sr. Unsecd. Note, 4.750%, 2/11/2029	1,387,472
6,450,000		Indonesia, Government of, Sr. Unsecd. Note, REGS, 4.750%, 1/8/2026	7,222,905
2,800,000		Indonesia, Government of, Sr. Unsecd. Note, REGS, 5.250%, 1/17/2042	3,459,138
3,400,000		Indonesia, Government of, Unsecd. Note, 144A, 4.350%, 9/10/2024	3,678,358
EUR 738,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 5.875%, 10/17/2031	866,343
$1,000,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 6.125%, 6/15/2033	1,024,760
855,000		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 5.750%, 12/31/2032	851,837
2,500,000		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 6.375%, 3/3/2028	2,697,160
1,950,000		Jordan, Government of, Sr. Unsecd. Note, 144A, 7.375%, 10/10/2047	2,139,766
300,000		Kazakhstan, Government of, REGS, 4.875%, 10/14/2044	377,467
2,000,000		Kenya, Government of, REGS, 6.875%, 6/24/2024	2,167,240
1,700,000		Lebanon, Government of, Sr. Secd. Note, Series EMTN, 6.100%, 10/4/2022	680,068
1,000,000		Lebanon, Government of, Sr. Unsecd. Note, 6.850%, 3/23/2027	368,000
2,100,000		Mexico, Government of, 3.750%, 1/11/2028	2,226,000
MXN 37,000,000		Mexico, Government of, Series M, 6.500%, 6/10/2021	1,952,558
$1,500,000		Mexico, Government of, Series MTN, 4.750%, 3/8/2044	1,722,750
4,400,000		Mexico, Government of, Sr. Secd. Note, 4.350%, 1/15/2047	4,820,200
3,000,000		Mexico, Government of, Sr. Unsecd. Note, 4.500%, 4/22/2029	3,358,530
2,000,000		Mexico, Government of, Sr. Unsecd. Note, 4.600%, 1/23/2046	2,252,520
MXN 91,500,000		Mexico, Government of, Sr. Unsecd. Note, Series M, 5.750%, 3/5/2026	4,637,249
$2,000,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 6.500%, 11/28/2027	2,057,000
4,000,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 7.625%, 11/28/2047	3,891,600
2,500,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 9.248%, 1/21/2049	2,815,060

Principal Amount, Foreign Currency Par Amount or Shares		Value in U.S. Dollars
	FOREIGN GOVERNMENTS/AGENCIES—continued
	Sovereign—continued
$2,000,000	Oman, Government of, Sr. Unsecd. Note, 144A, 5.625%, 1/17/2028	$2,068,992
4,200,000	Oman, Government of, Sr. Unsecd. Note, 144A, 6.000%, 8/1/2029	4,389,756
600,000	Oman, Government of, Sr. Unsecd. Note, 144A, 6.500%, 3/8/2047	591,750
2,000,000	Oman, Government of, Sr. Unsecd. Note, REGS, 5.375%, 3/8/2027	2,065,000
4,000,000	Oman, Government of, Sr. Unsecd. Note, REGS, 6.750%, 1/17/2048	3,986,240
700,000	Pakistan, Government of, Sr. Secd. Note, REGS, 6.875%, 12/5/2027	738,854
1,100,000	Panama, Government of, Sr. Unsecd. Note, 3.870%, 7/23/2060	1,237,500
2,200,000	Panama, Government of, Sr. Unsecd. Note, 4.300%, 4/29/2053	2,662,022
300,000	Papua New Guinea, Government of, Sr. Unsecd. Note, REGS, 8.375%, 10/4/2028	324,750
300,000	Paraguay, Government of, 144A, 5.400%, 3/30/2050	351,378
1,250,000	Paraguay, Government of, 144A, 6.100%, 8/11/2044	1,562,513
SOL 3,000,000	Peru, Government of, Sr. Unsecd. Note, 5.350%, 8/12/2040	926,458
$4,000,000	Philippines, Government of, Sr. Unsecd. Note, 3.000%, 2/1/2028	4,269,742
600,000	Poland, Government of, Sr. Unsecd. Note, 3.250%, 4/6/2026	641,052
3,855,000	Qatar, Government of, Sr. Unsecd. Note, 144A, 4.817%, 3/14/2049	4,910,306
6,500,000	Qatar, Government of, Sr. Unsecd. Note, 144A, 5.103%, 4/23/2048	8,594,430
1,000,000	Qatar, Government of, Sr. Unsecd. Note, REGS, 4.000%, 3/14/2029	1,127,554
300,000	Romania, Government of, REGS, 4.375%, 8/22/2023	322,500
EUR 750,000	Romania, Government of, Sr. Unsecd. Note, 144A, 3.375%, 1/28/2050	881,694
RUB 141,000,000	Russia, Government of, Series 6212, 7.050%, 1/19/2028	2,341,565
$2,200,000	Russia, Government of, Sr. Unsecd. Note, 144A, 5.250%, 6/23/2047	2,877,974
2,600,000	Russia, Government of, Sr. Unsecd. Note, REGS, 4.250%, 6/23/2027	2,871,045
1,000,000	Russia, Government of, Sr. Unsecd. Note, REGS, 5.250%, 6/23/2047	1,308,170
5,200,000	Russian Federation, Sr. Unsecd. Note, 144A, 5.100%, 3/28/2035	6,342,294
3,000,000	Russian Federation, Sr. Unsecd. Note, REGS, 4.375%, 3/21/2029	3,383,904
2,000,000	Saudi Arabia, Government of, 144A, 5.250%, 1/16/2050	2,564,680
2,000,000	Saudi Arabia, Government of, Sr. Unsecd. Note, 144A, 2.750%, 2/3/2032	2,010,000
600,000	Saudi Arabia, Government of, Sr. Unsecd. Note, 144A, 4.000%, 4/17/2025	652,666
3,660,000	Saudi Arabia, Government of, Sr. Unsecd. Note, 144A, 4.375%, 4/16/2029	4,175,899
4,500,000	Saudi Arabia, Government of, Sr. Unsecd. Note, REGS, 3.250%, 10/26/2026	4,738,860
3,200,000	Saudi Arabia, Government of, Sr. Unsecd. Note, REGS, 3.625%, 3/4/2028	3,436,000
2,000,000	Saudi Arabia, Government of, Sr. Unsecd. Note, REGS, 4.500%, 10/26/2046	2,284,848
5,500,000	Saudi Arabia, Government of, Sr. Unsecd. Note, REGS, 4.625%, 10/4/2047	6,394,410
1,500,000	Saudi Arabia, Government of, Sr. Unsecd. Note, REGS, 5.000%, 4/17/2049	1,848,750
200,000	Senegal, Government of, Unsecd. Note, 144A, 6.250%, 5/23/2033	213,274
300,000	Serbia, Government of, REGS, 7.250%, 9/28/2021	325,485
ZAR 32,000,000	South Africa, Government of, Series R209, 6.250%, 3/31/2036	1,527,210
$2,075,000	South Africa, Government of, Sr. Unsecd. Note, 5.750%, 9/30/2049	2,041,198
600,000	Sri Lanka, Government of, REGS, 6.850%, 11/3/2025	605,987
1,000,000	Sri Lanka, Government of, Sr. Unsecd. Note, 144A, 5.750%, 4/18/2023	1,001,000
2,500,000	Sri Lanka, Government of, Sr. Unsecd. Note, 144A, 7.550%, 3/28/2030	2,477,030
1,575,000	Sri Lanka, Government of, Sr. Unsecd. Note, 144A, 7.850%, 3/14/2029	1,598,562
2,500,000	Sri Lanka, Government of, Sr. Unsecd. Note, REGS, 6.125%, 6/3/2025	2,449,978
3,400,000	Turkey, Government of, 3.250%, 3/23/2023	3,364,987
1,000,000	Turkey, Government of, 5.125%, 2/17/2028	1,001,300
1,500,000	Turkey, Government of, 6.875%, 3/17/2036	1,665,000
1,000,000	Turkey, Government of, Sr. Unsecd. Note, 4.875%, 4/16/2043	894,454

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$1,200,000		Turkey, Government of, Sr. Unsecd. Note, 5.125%, 3/25/2022	$1,245,000
3,300,000		Turkey, Government of, Sr. Unsecd. Note, 5.600%, 11/14/2024	3,474,240
400,000		Turkey, Government of, Sr. Unsecd. Note, 5.625%, 3/30/2021	412,000
3,200,000		Turkey, Government of, Sr. Unsecd. Note, 5.750%, 5/11/2047	3,087,360
4,000,000		Turkey, Government of, Sr. Unsecd. Note, 6.000%, 3/25/2027	4,230,000
2,000,000		Turkey, Government of, Sr. Unsecd. Note, 6.125%, 10/24/2028	2,119,840
1,340,000		Turkey, Government of, Sr. Unsecd. Note, 6.350%, 8/10/2024	1,450,550
1,000,000		Turkey, Government of, Sr. Unsecd. Note, 8.000%, 2/14/2034	1,220,000
2,000,000		Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.750%, 9/1/2022	2,173,880
2,000,000		Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.750%, 9/1/2023	2,208,800
5,800,000		Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.750%, 9/1/2025	6,525,116
UAH 50,000,000		Ukraine, Government of, Unsecd. Note, 14.300%, 4/8/2020	2,007,022
$1,505,000	[3]	Ukraine, Government of, Unsecd. Note, Series GDP, 144A, 0.000%, 5/31/2040	1,491,831
UYU 72,718,892		Uruguay, Government of, Sr. Unsecd. Note, 4.375%, 12/15/2028	2,035,393
$4,000,000		Uruguay, Government of, Sr. Unsecd. Note, 4.975%, 4/20/2055	4,955,040
4,653,000		Venezuela, Government of, 7.000%, 3/31/2038	558,360
6,920,000		Venezuela, Government of, 8.250%, 10/13/2024	847,700
2,000,000		Venezuela, Government of, 9.250%, 5/7/2028	245,000
		TOTAL	313,455,336
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $301,171,454)	314,910,608
		INVESTMENT COMPANY—0.7%
5,788,583		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.71%[4] (IDENTIFIED COST $5,789,928)	5,790,320
		TOTAL INVESTMENT IN SECURITIES—99.3% (IDENTIFIED COST $802,989,024)	853,106,739
		OTHER ASSETS AND LIABILITIES - NET—0.7%[5]	6,305,769
		TOTAL NET ASSETS—100%	$859,412,508
At January 31, 2020, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
[3]United States Treasury Long Bond Short Futures	43	$7,031,844	March 2020	$(172,614)
[3]United States Treasury Note 10-Year Short Futures	495	$65,169,844	March 2020	$(568,586)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(741,200)
The average notional value of short futures contracts held by the Fund throughout the period was $46,357,777. This is based on the contracts held as of each month-end throughout the three-month fiscal period.

At January 31, 2020, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
2/28/2020	Bank of America N.A.	2,433,000 AUD	$1,654,204	$(24,857)
2/28/2020	JPMorgan Chase	1,518,253 CAD	$1,150,000	$(2,811)
2/28/2020	Barclays Bank PLC Wholesale	1,300,000 GBP	$1,695,121	$22,624
2/28/2020	Barclays Bank PLC Wholesale	1,300,000 GBP	$1,710,007	$7,738
2/28/2020	Barclays Bank PLC Wholesale	32,823,336 MXN	$1,680,000	$51,191
2/28/2020	Barclays Bank PLC Wholesale	12,700,000 NOK	$1,385,692	$(4,825)
2/28/2020	JPMorgan Chase	2,600,000 NZD	$1,682,954	$(1,823)
2/28/2020	Morgan Stanley	2,660,000 NZD	$1,711,221	$8,706
Contracts Sold:
2/28/2020	Morgan Stanley	1,216,500 AUD	$837,854	$23,181
2/28/2020	JPMorgan Chase	1,514,516 CAD	$1,150,000	$5,636
2/28/2020	Barclays Bank PLC Wholesale	32,323,200 MXN	$1,680,000	$(24,813)
2/28/2020	Barclays Bank PLC Wholesale	12,700,000 NOK	$1,407,529	$26,662
2/28/2020	Barclays Bank PLC Wholesale	1,330,000 NZD	$857,451	$(2,512)
2/28/2020	Barclays Bank PLC Wholesale	1,330,000 NZD	$867,379	$7,416
3/18/2020	BNP Paribas SA	1,760,000 EUR	$1,943,908	$(13,172)
3/18/2020	BNP Paribas SA	2,340,000 EUR	$2,624,328	$22,301
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$100,642
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $153,151 and $155,165 respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
At January 31, 2020, the Fund had the following open swap contracts:
Credit Default Swap
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 1/31/2020[6]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
OTC Swaps:
Bank of America	Republic of Argentina	Buy	5.00%	12/20/2024	41.65%	$900,000	$539,288	$528,684	$10,604
Goldman Sachs	Republic of Brazil	Buy	1.00%	12/20/2024	1.04%	$4,000,000	$7,134	$58,639	$(51,505)
Citigroup Global Markets	Republic of Colombia	Buy	1.00%	12/20/2024	0.81%	$6,000,000	$(51,548)	$(16,083)	$(35,465)
Barclays Bank PLC	Republic of Indonesia	Buy	1.00%	12/20/2024	0.66%	$5,300,000	$(83,966)	$(54,194)	$(29,772)
Goldman Sachs	Republic of Korea	Buy	1.00%	12/20/2024	0.27%	$3,800,000	$(131,316)	$(134,911)	$3,595
Barclays Bank PLC	Republic of Peru	Buy	1.00%	12/20/2024	0.47%	$2,000,000	$(49,627)	$(47,697)	$(1,930)
Goldman Sachs	Republic of South Africa	Buy	1.00%	12/20/2024	1.89%	$5,000,000	$196,595	$185,043	$11,552
Citigroup Global Markets	Republic of the Philippines	Buy	1.00%	12/20/2024	0.41%	$1,800,000	$(50,050)	$(53,138)	$3,088
Citigroup Global Markets	Republic of Turkey	Buy	1.00%	12/20/2024	2.44%	$5,800,000	$361,879	$679,685	$(317,806)
Goldman Sachs	United Mexican States	Buy	1.00%	12/20/2024	0.84%	$1,000,000	$(7,480)	$(9,733)	$2,253
TOTAL CREDIT DEFAULT SWAPS							$730,909	$1,136,295	$(405,386)
The average notional amount of credit default swap contracts held by the Fund throughout the period was $29,650,000. This is based on amounts held as of each month-end throughout the three-month fiscal period.

At January 31, 2020, the Fund had the following outstanding written options contracts:
Counterparty	Description	Notional Amount	Expiration Date	Exercise Price	Value
Call Options:
BNP Paribas	USD CALL/MXN PUT	$900,000	March 2020	$19.10	$(5,596)
Bank of America Merrill Lynch	USD CALL/ZAR PUT	$900,000	February 2020	$15.21	$(11,237)
Morgan Stanley	AUD CALL/USD PUT	$836,708	February 2020	$0.69	$(24)
Put Options:
Barclays Bank	NZD PUT/USD CALL	$1,704,300	February 2020	$0.66	$(24,627)
Morgan Stanley	USD PUT/CHF CALL	$1,700,000	February 2020	$0.97	$(14,963)
(Premiums Received $26,320)					$(56,447)
The average market value of purchased put options held by the Fund throughout the period was $363. This is based on the amountss held as of each month-end throughout the three-month fiscal period.
The average market value of written put and call options held by the Fund throughout the period was $11,527 and $9,825 respectively. This is based on the amountss held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation/Depreciation on Futures Contracts, Foreign Exchange Contracts, Swap Contracts and the value of Written Option Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated fund holding during the period ended January 31, 2020, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2019	15,982,156
Purchases/Additions	54,091,920
Sales/Reductions	(64,285,493)
Balance of Shares Held 1/31/2020	5,788,583
Value	$5,790,320
Change in Unrealized Appreciation/Depreciation	$(1,072)
Net Realized Gain/(Loss)	$888
Dividend Income	$73,304
1	Perpetual Bond Security. The maturity date reflects the next call date.
2	Discount rate at time of purchase.
3	Non-income-producing security.
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
6	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Funds Board of Trustees (the “Trustees”).
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.

■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2020, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$532,405,811	$—	$532,405,811
Foreign Governments/Agencies	—	314,910,608	—	314,910,608
Investment Company	5,790,320	—	—	5,790,320
TOTAL SECURITIES	$5,790,320	$847,316,419	$—	$853,106,739
Other Financial Instruments
Assets
Futures Contracts	$—	$—	$—	$—
Foreign Exchange Contracts	—	175,455	—	175,455
Swap Contracts	—	1,104,896	—	1,104,896
Written Option Contracts	—	—	—	—
Liabilities
Futures Contracts	$(741,200)	$—	$—	$(741,200)
Foreign Exchange Contracts	—	(74,813)	—	(74,813)
Swap Contracts	—	(373,987)	—	(373,987)
Written Option Contracts	—	(56,447)	—	(56,447)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(741,200)	$775,104	$—	$33,904
The following acronyms are used throughout this portfolio:
AUD	—Australian Dollar
CAD	—Canadian Dollar
CHF	—Swiss Franc
CJSC	—Closed Joint Stock Company
EGP	—Egyptian Pound
EMTN	—Euro Medium Term Note
EUR	—Euro Currency
GBP	—British Pound
GMTN	—Global Medium Term Note
JSC	—Joint Stock Company
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
RUB	—Russian Ruble
SOL	—Peruvian Sol
UAH	—Ukrainian Hryvnia
UYU	—Uruguayan Peso
ZAR	—South African Rand